May 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	COUNTRY Investors Variable Life Account
      File No. 333-106757

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities
Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act:

1. that the form of prospectus that would have been filed under Rule 497(b) would not have differed from the prospectus contained in the registrant's most recent registration statement; and

2. that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via EDGAR on April 29, 2005.

Please contact the undersigned at 515-226-6708 if you have any questions about this filing.

Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan